Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Beginning Balance	$ 679	$ 0
Purchase	1,653	687	$ 0
Accretion	47	8
Proceeds at maturity	(750)	0	(132)
Change in fair value included in OCI	6
Change in fair value included in OCI		(16)
Ending Balance	1,635	679	0
U.S. Treasury Bonds
Marketable Securities [Line Items]
Beginning Balance	679	0
Purchase	1,653	687
Accretion	47	8
Proceeds at maturity	(750)	0
Change in fair value included in OCI	6
Change in fair value included in OCI		(16)
Ending Balance	$ 1,635	$ 679	$ 0